CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY ¥ in Thousands, $ in Thousands	Ordinary CNY (¥) shares	Additional Paid-In Capital CNY (¥)	Treasury Stock CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	PRC statutory reserves CNY (¥)	Retained Earnings CNY (¥)	Noncontrolling Interest CNY (¥)	CNY (¥)	USD ($)
Beginning Balance, shares at Dec. 31, 2012 | shares	2,229,609
Beginning Balance, amount at Dec. 31, 2012	¥ 123	¥ 9,533	¥ (766)	¥ 731	¥ 311	¥ 5,905	¥ 1,919	¥ 17,756
Net income/loss						(18)	113		$ 95
Other comprehensive income: Foreign exchange translation adjustment				127			54	181
Appropriation of reserves					4	(4)		0
Dividend paid/payable to non-controlling interest							(134)	(134)
Disposal of a subsidiary							53	53
Release of translation reserves upon disposal of a subsidiary				(74)					(74)
Ending Balance, shares at Dec. 31, 2013 | shares	2,229,609
Ending Balance, amount at Dec. 31, 2013	¥ 123	9,533	(766)	784	315	5,883	2,005	17,877
Net income/loss						(123)	(169)		(292)
Other comprehensive income: Foreign exchange translation adjustment				(8)			(7)	(15)
Dividend paid/payable to non-controlling interest							(42)	(42)
Release of translation reserves upon disposal of a subsidiary | $									0
Stock-based compensation expense		2						2
Ending Balance, shares at Dec. 31, 2014 | shares	2,229,609
Ending Balance, amount at Dec. 31, 2014	¥ 123	9,535	(766)	776	315	5,760	1,787		17,530
Net income/loss						(616)	(391)		(1,007)
Other comprehensive income: Foreign exchange translation adjustment				23			(86)	(63)
Purchase of treasury stock			(20)					(20)
Release of translation reserves upon disposal of a subsidiary | $									0
Stock-based compensation expense		16						¥ 16
Ending Balance, shares at Dec. 31, 2015 | shares	2,229,609
Ending Balance, amount at Dec. 31, 2015	¥ 123	¥ 9,551	¥ (786)	¥ 799	¥ 315	¥ 5,144	¥ 1,310		$ 16,456